Consolidated Statement of Cash Flow (Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF CASH FLOW
(Increase) Decrease in Inventories	$ (6,694,000)	$ 1,241,000	$ 1,220,000
(Increase) Decrease in Trade receivables	(1,425,000)	(23,290,000)	3,190,000
(Increase) Decrease in Prepayments and other receivables and Other assets	(30,929,000)	(13,817,000)	38,742,000
(Decrease) Increase in Trade and other payables	(999,000)	26,515,000	(48,392,000)
Decrease in working capital	(40,047,000)	(9,351,000)	(5,240,000)
Withholding taxes	$ 27,256,000	$ 16,361,000	$ 10,046,000